Restricted cash and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Restricted cash and cash and cash equivalents
Schedule of cash and cash equivalents

	2023	2024
	RMB’000	RMB’000
Restricted cash	—	1,012

	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	62,320	42,829
Cash on hand	16	7
Total	62,336	42,836

Schedule of cash and cash equivalents for consolidated statement

	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents	62,336	42,836

Schedule of cash and cash equivalents denominated in currencies

	2023	2024
	RMB’000	RMB’000
RMB	62,278	42,738
US dollars	47	98
Hong Kong dollars	11	—
	62,336	42,836